Supplementary Oil And Gas Information (Unaudited) - Twelve Month Average Benchmark Prices (Details)	12 Months Ended
	Dec. 31, 2021 $ / bbl $ / MMBTU $ / MMBTU $ / bbl	Dec. 31, 2020 $ / bbl $ / bbl $ / MMBTU $ / MMBTU
USD
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Average foreign exchange rate	0.7972	0.7462
Crude Oil and NGLs | WTI Cushing Oklahoma
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per bbl	66.34	39.77
Crude Oil and NGLs | WCS
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per bbl	67.68	34.84
Crude Oil and NGLs | Canadian Light Sweet
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per bbl	77.87	45.02
Crude Oil and NGLs | Cromer LSB
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per bbl	78.17	45.55
Crude Oil and NGLs | North Sea Brent
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per bbl	68.92	43.43
Crude Oil and NGLs | Edmonton C5+
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per bbl	83.05	50.41
Natural gas | Henry Hub Louisiana
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per MMBtu | $ / MMBTU	3.68	2.16
Natural gas | AECO
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per MMBtu | $ / MMBTU	3.39	2.17
Natural gas | BC Westcoast Station 2
Oil And Gas, Average Sale Price And Production Cost Per Unit1 [Line Items]
Twelve month average benchmark price dollars per MMBtu | $ / MMBTU	2.90	2.10